Property and Equipment (Details) - USD ($) $ in Thousands	Aug. 31, 2015	Aug. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 17,824	$ 20,748
Less accumulated depreciation and amortization	(16,566)	(17,752)
Property and equipment, net	1,258	2,996
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	43	43
Automobiles and Trucks [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	44	1,113
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,215	1,215
Office, Laboratory, Farm and Warehouse Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	10,863	12,718
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 5,659	$ 5,659